Goodwill and Intangible Assets - Useful life (Details) - Wag Labs, Inc. $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 200
Intangible asset, Impairment losses	$ 49
Developed technology
Finite-Lived Intangible Assets [Line Items]
weighted average remaining amortization period	3 years 7 months 6 days
Strategic customer relationships and licenses
Finite-Lived Intangible Assets [Line Items]
weighted average remaining amortization period	7 years 2 months 12 days
Tradename
Finite-Lived Intangible Assets [Line Items]
weighted average remaining amortization period	6 years 7 months 6 days